Cash And Cash Equivalents - Concentration of Cash and Cash Equivalents by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 2,352	$ 2,939	$ 908	$ 997
United States of America
Disclosure of geographical areas [line items]
Cash and cash equivalents	484	1,357
Republic of Singapore
Disclosure of geographical areas [line items]
Cash and cash equivalents	1,775	1,485
Other
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 93	$ 97